Other Liabilities (Other Liabilities Reconciliation) (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Noncurrent liabilities-
Income tax reserves	$ 3,150	$ 3,146
Excess 401(k) Plus Plan	1,445	1,658
Disability benefits	590	675
Derivative liabilities	22	31
Special restructuring actions	362	431
Workforce reductions	407	469
Deferred taxes	253	129
Other taxes payable	89	17
Environmental accruals	270	240
Warranty accruals	83	91
Asset retirement obligations	134	136
Aquistition-related	200	50
Divestiture-related	575	1,124
Other	519	536
Total	$ 8,099	$ 8,733	[1]

[1]	Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.